Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events
Note 18 - Subsequent Events

In January 2026, the Company’s compensation committee and board of directors, has approved the grant of a total of 232,934 RSUs under the Global Share Incentive Plan (2013) (as extended on October 26, 2023), of which RSUs granted to directors and CEO are subject to the approval of the Annual General Meeting, which is currently scheduled to convene no later than June 2026, as prescribed under the Israeli Companies Law, 1999 and the Company's Amended and Restated Articles of Association.